RELATED PARTY TRANSACTIONS - Donation Agreement (Details) - Donation Agreement - CNY (¥) ¥ in Millions		12 Months Ended
	Sep. 05, 2022	Dec. 31, 2023
Beike Zhaofang (Beijing) Technology Co Ltd Member
RELATED PARTY TRANSACTIONS
Amount of donation agreed	¥ 30.0
Donation period	3 years
Accumulated donation paid		¥ 20.0
Donation payment made by the Donator		10.0
Beike Zhaofang (Beijing) Technology Co Ltd Member
RELATED PARTY TRANSACTIONS
Amount of scholarship		¥ 2.4